Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 61,232	$ 33,774	$ 7,042
Marketable securities	15,111	57,699	100,986
Prepaid expenses	1,237	1,707	1,491
Other current assets	1	73	15
Total current assets	77,581	93,253	109,534
Restricted cash	245	245	84
Property and equipment, net	380	414	321
Total assets	78,206	93,912	109,939
Current liabilities:
Accounts payable	1,210	6,716	2,989
Accrued liabilities	1,355	5,483	2,727
Total current liabilities	2,565	12,199	5,716
Other liabilities	24	15	19
Total liabilities	2,589	12,214	5,735
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	4	4	3
Additional paid-in capital	236,751	235,777	175,635
Accumulated deficit	(161,170)	(154,132)	(71,393)
Accumulated other comprehensive income	32	49	(41)
Total stockholders' equity	75,617	81,698	104,204
Total liabilities and stockholders' equity	$ 78,206	$ 93,912	$ 109,939